Related Party Transactions and Balances (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions and Balances (Textual)
Interest income loans to related parties		$ 293,395	$ 491,080
Provision for loan losses from related parties	817,872	2,412,642
Guarantees of short term bank loans	7,983,640	11,981,502
Interest expense	2,639,945	2,530,586	1,818,656
Penalties for default payment	2,448,498	882,864
Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Related Party Transactions and Balances (Textual)
Interest expense	$ 191,447	$ 1,647,722	$ 1,818,656
Minimum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	12.00%	12.00%	17.40%
Maximum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	17.40%	17.40%	24.00%